Vanguard European Stock Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.79%	10.14%	8.70%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.44%	10.14%	8.72%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.54%	9.35%	7.95%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.66%	7.91%	6.93%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.46%	10.15%	8.74%